WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
OPTIONS
NOTE 8 - WARRANTS

During the six months ended June 30, 2019 two individuals exercised 21,427 warrants into 21,427 shares of common stock for cash of $1,071.

During the six months period ended September 30, 2020 the Company granted 3,700,000 warrants to four entities as part of the issuance of 740,000 Series A convertible preferred shares. The warrants expire in two years and convertible into common stock at $0.15 per share.

The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date, using the following key inputs: market prices of the Company’s common stock at dates of grant between $0.08-0.110 per share, conversion price of $0.15, volatility of 312.5%-314.49% and discount rate of 0.14-0.16%. Based on the fair value of the common stock of $437,000 and recalculated value of the warrants of $349,605 the fair value of the warrants was calculated to be 41 % of the total value or $303,000. During the period ended September 30, 2020 the valuation did not resulted in a deemed dividend from the down round calculation.

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contract	Intrinsic
	Warrants	Price	Life	Value
Outstanding at March 31, 2019	237,747	$0.20	0.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05	--	--
Expired	(107,044)	(0.05)	--	--
Outstanding at June 30, 2019	109,276	-0.05	0.25	---
Granted	3,700,000	0.15	2.0	--
Exercised	--	--	--	--
Expired	(109,276)	(0.37)	--	--
Outstanding at September 30, 2020	3,700,000	$0.15	1.85	$--

As of September 30, 2020 the Company outstanding warrants totaled 3,700,000.

During the year ended March 31, 2019, the Company issued 237,747 warrants for cash proceeds in stock and warrants. Each warrant is exercisable, within one year of the issuance, into one share of the Company’s common stock at $0.05 to $0.50 per share. S Note 6- Equity)

During the year ended March 31, 2019 seventeen individuals exercised 1,665,710 warrants into 1,665,710 shares of common stock for cash of $83,286. As of March 31, 2019, the Company had total outstanding warrants of 237,747.

During the year ended March 31, 2019, 274,084 warrants expired.

During the year ended March 31, 2020 two individuals exercised 21,427 warrants into 21,427 shares of common stock for cash of $1,071.

During the year ended March 31, 2020, 216,320 warrants expired.

The weighted average remaining life and intrinsic value of the warrants as of March 31, 2020 was zero.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2018	1,939,794	$0.09	.38	$333,133
Granted	237,747	0.20	.87	--
Expired	(274,084)	(0.35)	--	--
Exercised	(1,665,710)	0.05	--	--
Outstanding at March 31, 2019	237,747	$0.20	.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05
Expired	(216,320)	0.05
Outstanding at March 31, 2020	--	$0.00	0.00	$--

As of March 31, 2020 there were no warrants outstanding.